Property and Equipment, Net - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment	$ 1,697	$ 599	$ 1,920
Less: accumulated depreciation	(397)	(293)	(224)
Net property and equipment	1,300	306	1,696
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	258	276	247
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	152	152	149
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	186	171	$ 164
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 1,101	$ 0